Repurchase agreements (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Repurchase Agreements
Balance at beginning of the year	$ 308,583	$ 210,454	$ 197,242
New obligations	200,604,295	181,750,640	70,527,530
Payments - principal	(200,184,752)	(181,586,958)	(70,531,469)
Payments - interest	(124,272)	(74,096)	(33,739)
Interest accrued	128,614	74,096	33,739
Effect of changes in exchange rates (OCI)	51,369	(65,553)	17,151
Balance at the end of the year	$ 783,837	$ 308,583	$ 210,454